Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
Investment properties	$ (4,382)		$ 29,586
Property, plant and equipment	(28,801)	1,712	15,104
Trading properties			2,656
Intangible assets	(6,188)	19	6,603
Investments in associates and joint ventures	(365)	(74)	9,268
Deferred income tax		53	(4,681)
Trade and other receivables	(11,905)	591	9,713
Investment in financial assets	(2,846)		5,824
Derivative financial instruments	(23)		(54)
Inventories	(5,896)		1,919
Restricted assets	(91)
Group of assets held for sale			91
Financial assets held for sale			5,129
Trade and other payables	22,933	(917)	(19,749)
Salaries and social security liabilities	2,389	(148)
Borrowings	21,050	(660)	(60,306)
Provisions	432	2	(969)
Income tax and MPIT liabilities	7	1	(267)
Deferred income tax liabilities	2,796
Employee benefits	1,254	(47)	(405)
Net amount of non-cash assets incorporated / held for sale	(9,636)	532	(538)
Cash and cash equivalents	(5,554)	150
Non-controlling interest	7,329	40	(8,630)
Goodwill	74	(26)	1,391
Net amount of assets incorporated / held for sale	(7,787)	696	(7,777)
Interest held before acquisition		67
Seller financing	(38)
Cash and cash equivalents incorporated / held for sale		(150)	9,193
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ (7,825)	$ 613	$ 1,416